Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) $ in Thousands	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Recurring
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 458,463	$ 552,174	$ 555,432	$ 805,242
Non-recurring
Assets held for sale (note 7)	28,482	33,671
Other
Loans to equity-accounted investees and joint venture partners - Current	82,376	107,486
Long-term debt	(3,351,015)	(3,417,705)
Accrued liabilities, fair value disclosure	2,000	5,700
Carrying Amount Asset (Liability)
Other
Loans to equity-accounted investees and joint venture partners - Current	82,376	107,486
Loans to equity-accounted investees and joint venture partners - Long-term	162,154	146,420
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(908,479)	(963,563)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,442,536)	(2,454,142)
Obligations related to capital leases, including current portion	(1,609,698)	(1,160,457)
Carrying Amount Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	693	3,476
Carrying Amount Asset (Liability) | Recurring | Level 1
Recurring
Cash, cash equivalents, restricted cash and restricted cash equivalents	458,463	552,174
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	16,852	6,081
Interest rate swap agreements – liabilities	(34,459)	(78,560)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreements – assets	9,682	3,758
Cross currency interest swap agreements – liabilities	(10,185)	(54,217)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	0	81
Carrying Amount Asset (Liability) | Recurring | Level 2 | Freight forward agreements
Recurring
Derivative Asset, Current	102	0
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Stock purchase warrants	32,228	30,749
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Non-recurring
Assets held for sale (note 7)	28,482	16,671
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term debt	(934,047)	(979,773)
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(2,407,526)	(2,421,273)
Obligations related to capital leases, including current portion	(1,554,773)	(1,148,989)
Fair Value Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	689	3,459
Fair Value Asset (Liability) | Recurring | Level 1
Recurring
Cash, cash equivalents, restricted cash and restricted cash equivalents	458,463	552,174
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	16,852	6,081
Interest rate swap agreements – liabilities	(34,459)	(78,560)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreements – assets	9,682	3,758
Cross currency interest swap agreements – liabilities	(10,185)	(54,217)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	0	81
Fair Value Asset (Liability) | Recurring | Level 2 | Freight forward agreements
Recurring
Derivative Asset, Current	102	0
Fair Value Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Stock purchase warrants	32,228	30,749
Fair Value Asset (Liability) | Non-recurring | Level 2
Non-recurring
Assets held for sale (note 7)	28,482	16,671
Royal Dutch Shell Plc [Member] | Supply Commitment | Fair Value Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	$ 700	$ 3,500
Measurement Input, Discount Rate | Royal Dutch Shell Plc [Member] | Supply Commitment
Other
Receivable measurement input	0.080	0.080